Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Share-Based Compensation

14. Share‑Based Compensation

In August 2012, The Group's shareholders adopted the share incentive plan (“2012 Option Plan”). Under the 2012 Option Plan, the Group's shareholders have authorized the issuance of up to 75,268,817 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the plan, or the awards. The 2012 Option Plan was amended in October 2012 to increase the maximum aggregate number of ordinary shares to 155,631,013 Shares. The 2012 Option Plan was amended in July 2014 to increase the maximum aggregate number of ordinary shares to 266,153,637 Shares.

In August 2018, The Group's shareholders adopted the 2018 Share Incentive Plan ("2018 Plan). The maximum aggregate number of shares which may be issued under the 2018 Plan shall initially be 2.0% of the total number of shares issued and outstanding immediately following the completion of IPO, plus an annual increase on the first day of each of the first five (5) complete fiscal years after the completion of IPO and during the term of this plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to 2.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year (excluding issued shares reserved for future option exercise and restricted share unit vesting).

Share Options

The options have a contractual term of ten years. The vesting date starts on the grant date or the commencement date of a participant’s employment agreement. The options vest 20% on each of the five anniversary dates of the vesting date and upon continued employment. In the event of termination of a participant’s employment, the unvested options shall be terminated immediately. The participant’s right to exercise the vested options shall be terminated 2 or 3 months after the termination of the employment.

The weighted average grant date fair values of options granted during the years ended December 31, 2016 and 2017 were US$0.04 and US$0.04, respectively, and no options granted during the year ended December 31, 2018. For the years ended December 31, 2016, 2017 and 2018, the Group recognized share‑based compensation expense of US$727,213, US$876,560 and US$779,582, respectively.

The Group uses the binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

	Year ended December 31
	2016	2017
Average risk-free rate of interest	1.49% - 2.45%	2.27% - 2.45%
Expected volatility	40.92% - 41.88%	40.47% - 41.32%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.08 - 0.10	0.10 - 0.16

On November 6, 2018, the Board of Directors approved an option modification to reduce the exercise price of certain options granted to employees. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of US$285,661, of which US$12,914 was recorded during the year ended December 31, 2018. The remaining US$272,747 will be amortized over the remaining vesting period of the modified options, ranging from 2019 to 2021.

The risk‑free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2018 is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		US$		US$
Outstanding on January 1, 2018	175,535,767	0.06	6.71	13,507,650
Granted	—
Forfeited	(4,062,571)	0.16
Expired	(1,500,260)	0.11
Outstanding on December 31, 2018	169,972,936	0.05	5.65	19,699,547
Exercisable on December 31, 2018	125,119,174	0.04	5.21	15,835,782

No options were exercised for the years ended December 31, 2018.

As of December 31, 2018, there was US$1,384,784 in total unrecognized compensation cost related to non‑vested stock options, which is expected to be recognized over a weighted‑average period of 1.85 years.

Restricted Share Units

In 2018, the Group granted to certain employees 33,948,333 Restricted Share Units ("RSUs"). The RSUs have a contractual term of ten years and vest 25% on each anniversary over four years from the grant date. The vesting of these RSU is conditioned on continued employment. The exercise price of these shares is nil per share. Compensation expense based on fair value is amortized over the requisite service period of award using the straight line vesting attribution method.

A summary of the RSU activity for the year ended December 31, 2018 is as follows:

		Weighted average grant date
	Number of restricted shares	fair value
		US$
Nonvested restricted shares outstanding at January 1, 2018	—	—
Granted	33,948,333	0.27
Vested	(150,000)	(0.28)
Forfeited	(1,430,000)	(0.31)
Nonvested restricted shares outstanding at December 31, 2018	32,368,333	0.26

The share-based compensation expense related to RSUs of US$1,566,975 was recognized by the Group for the year ended December 31, 2018.

As of December 31, 2018, there was US$6,986,236 in unrecognized compensation costs, net of actual forfeitures, related to unvested restricted shares, which is expected to be recognized over a weighted-average period of 3.37 years.